Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of each of the seventy-four funds listed in Appendix A

In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (seventy-four of the funds constituting Invesco Exchange-Traded Fund Trust, referred to hereafter as the “Funds”) as of and for the year ended April 30, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of April 30, 2020.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers
Chicago. Illinois
June 29, 2020

Appendix A

Current Name
Invesco Dynamic Market ETF
Invesco FTSE RAFI US 1000 ETF
Invesco FTSE RAFI US 1500 Small-Mid ETF
Invesco Dynamic Large Cap Growth ETF
Invesco Dynamic Large Cap Value ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500 Value with Momentum ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
Invesco Aerospace & Defense ETF
Invesco CleantechTM ETF
Invesco DWA Momentum ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Raymond James SB-1 Equity ETF
Invesco S&P 500® BuyWrite ETF
Invesco S&P 500® Quality ETF
Invesco S&P Spin-Off ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco BuyBack Achievers™ ETF
Invesco Dividend Achievers™ ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco Financial Preferred ETF
Invesco High Yield Equity Dividend Achievers™ ETF
Invesco International Dividend Achievers™ ETF
Invesco Dynamic Biotechnology & Genome ETF
Invesco Dynamic Building & Construction ETF
Invesco Dynamic Energy Exploration & Production ETF
Invesco Dynamic Food & Beverage ETF
Invesco Dynamic Leisure and Entertainment ETF
Invesco Dynamic Media ETF
Invesco Dynamic Networking ETF
Invesco Dynamic Oil & Gas Services ETF
Invesco Dynamic Pharmaceuticals ETF
Invesco Dynamic Semiconductors ETF
Invesco Dynamic Software ETF
Invesco DWA Basic Materials Momentum ETF
Invesco DWA Consumer Cyclicals Momentum ETF
Invesco DWA Consumer Staples Momentum ETF
Invesco DWA Energy Momentum ETF
Invesco DWA Financial Momentum ETF
Invesco DWA Healthcare Momentum ETF

Invesco DWA Industrials Momentum ETF
Invesco DWA Technology Momentum ETF
Invesco DWA Utilities Momentum ETF
Invesco NASDAQ Internet ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P MidCap 400 Equal Weight ETF
Invesco S&P SmallCap 600® Equal Weight ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF

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